22. COMMITMENTS	12 Months Ended
Dec. 31, 2017
Commitments
Note 22 - COMMITMENTS

The Company has a cost sharing agreement to reimburse Oniva for a percentage of its overhead expenses, to reimburse 100% of its out-of-pocket expenses incurred on behalf of the Company, and to pay a percentage fee based on Oniva’s total overhead and corporate expenses. The agreement may be terminated with one-month notice by either party. Transactions and balances with Oniva are disclosed in Note 13(c).

The Company and its subsidiaries have various operating lease agreements for their office premises, use of land, and equipment. Commitments in respect of these lease agreements are as follows:

	December 31, 2017	December 31, 2016	January 1, 2016
Not later than one year	$300,285	$1,540,386	$151,057
Later than one year and not later than five years	251,435	556,955	541,360
Later than five years	14,568	19,972	31,757
	$566,288	$2,117,313	$724,174

Office lease payments recognized as an expense during the year ended December 31, 2017, totalled $81,073 (2016 - $82,704; 2015 - $86,975).